FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)

	2018	2017	2016
Financial income
Exchange differences on translating foreign short-term investments (trading)	1,329		(135,226)
Interest on judicial deposits and other assets	808,764	1,049,923	615,085
Income from short-term investments	142,597		112,394
Interest on related parties loans
Other income	571,884	500,260	578,452

Total	1,524,574	1,550,183	1,170,705

Financial expenses and other charges
a) Borrowing and financing costs (i)
Inflation and exchange losses on third-party borrowings	(2,645,980)		4,580,177
Interest on borrowings payable to third parties	(1,399,687)		(2,177,976)
Derivatives			(5,147,958)

Subtotal:	(4,045,667)		(2,745,757)

b) Other charges
Loss on held-for-sale financial assets (ii)	292,700	(267,008)	(1,090,295)
Interest on other liabilities	(800,413)	(1,641,278)	(598,301)
Tax on transactions and bank fees	(428,872)	(512,003)	(679,294)
Monetary variation to provisions for contingencies	8,076	(264,511)	(238,428)
Interest on taxes in installments - tax financing program	(28,079)	(27,294)	(19,869)
Other expenses (iii)	(534,386)	(450,147)	(174,070)

Subtotal:	(1,490,974)	(3,162,241)	(2,800,257)

Total	(5,536,641)	(3,162,241)	(5,546,014)

Financial expenses, net	(4,012,067)	(1,612,058)	(4,375,309)

(i)

In 2018, contractual interest and foreign currency fluctuation result from the incurrence of R$4,045 million of Borrowings and financing expenses as a result of the settlement of many of the claims in our JR Proceedings related to the debt instruments compared to no borrowings and financing expenses during the corresponding period of 2017 due to the elimination of the borrowings and financing expenses as a result of the commencement of the JR Proceedings in June 2016.

(ii)

In 2018, refers to the exchange gain related to the depreciation of Brazilian real against the US dollar and loss of R$489 million / US$126 million resulting from the revision of the recoverable amount of dividends receivable from Unitel and the fair value of the cash investment in Unitel. In 2017, refers to the loss of R$129 million / US$39 million (R$789 million / US$242 million in 2016) resulting from the revision of the recoverable amount of dividends receivable from Unitel and the fair value of the cash investment in Unitel and exchange losses related to the depreciation of the Kwanza against the US dollar and the Brazilian real.

(iii)	Represented mainly by financial fees and commissions.